Restricted financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Notes Disclosure Restricted Financial Assets [Line Items]
Disclosure of restricted financial assets [text block]
Restricted financial assets
USD million	31.12.18	31.12.17
Financial assets pledged as collateral
Financial assets at fair value held for trading	43,292	47,414
of which: assets pledged as collateral that may be sold or repledged by counterparties	32,121	36,277
Loans and advances to customers[1]	18,804	18,087
Financial assets at fair value not held for trading	0	174
Total financial assets pledged as collateral[2]	62,096	65,676

Other restricted financial assets
Loans and advances to banks	5,140	3,364
Financial assets at fair value held for trading[3]	3,589	12,591
Cash collateral receivables on derivative instruments	3,205	3,921
Loans and advances to customers	935	1,289
Financial assets at fair value not held for trading[3]	23,514	2,669
Financial assets measured at fair value through other comprehensive income	171	253
Other	203	97
Total other restricted financial assets	36,758	24,183
Total financial assets pledged and other restricted financial assets	98,854	89,859
1 All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 3.2 billion for 31 December 2018 (31 December 2017: approximately USD 2.2 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2018: USD 0.3 billion; 31 December 2017: USD 2.6 billion). 3 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 as of 1 January 2018. Refer to Note 1c for more information.

UBS AG
Notes Disclosure Restricted Financial Assets [Line Items]
Disclosure of restricted financial assets [text block]
Restricted financial assets
USD million	31.12.18	31.12.17
Financial assets pledged as collateral
Financial assets at fair value held for trading	43,292	47,454
of which: assets pledged as collateral that may be sold or repledged by counterparties	32,121	36,277
Loans and advances to customers[1]	18,804	18,087
Financial assets at fair value not held for trading	0	174
Total financial assets pledged as collateral[2]	62,096	65,715

Other restricted financial assets
Loans and advances to banks	5,140	3,364
Financial assets at fair value held for trading[3]	1,054	12,591
Cash collateral receivables on derivative instruments	3,205	3,921
Loans and advances to customers	935	1,289
Financial assets at fair value not held for trading[3]	23,212	2,282
Financial assets measured at fair value through other comprehensive income	171	253
Other	203	97
Total other restricted financial assets	33,920	23,796
Total financial assets pledged and other restricted financial assets	96,016	89,512
1 All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 3.2 billion for 31 December 2018 (31 December 2017: approximately USD 2.2 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2018: USD 0.3 billion; 31 December 2017: USD 2.6 billion). 3 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 as of 1 January 2018. Refer to Note 1c for more information.